Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of redeemable common stock reflected in the condensed consolidated balance sheets
Gross proceeds	$201,250,000
Less:
Fair value of Public Warrants at issuance	(10,384,500)
Fair value of Rights at issuance	(9,136,750)
Issuance costs allocated to common stock subject to possible redemption	(10,660,961)
Plus:
Remeasurement of carrying value to redemption value	32,194,711
Common stock subject to possible redemption as of December 31, 2021	203,262,500
Redemption of common stock by stockholders	(152,451,819)
Remeasurement of carrying value to redemption value	720,000
Common stock subject to possible redemption as of March 31, 2022	51,530,681
Remeasurement of carrying value to redemption value	240,000
Common stock subject to possible redemption as of June 30, 2022	$51,770,681

Gross proceeds	$201,250,000
Less:
Fair value of Public Warrants at issuance	(10,384,500)
Fair value of Rights at issuance	(9,136,750)
Issuance costs allocated to common stock subject to possible redemption	(10,660,961)
Plus:
Accretion of carrying value to redemption value	32,194,711
Common stock subject to possible redemption	$203,262,500

Schedule of reflects the calculation of basic and diluted net (loss) income per common share
	For the Three Months Ended June 30, 2022		For the Three Months Ended June 30, 2021		For the Six Months Ended June 30, 2022		For the Six Months Ended June 30, 2021
	Redeemable Common Stock	Non- redeemable Common Stock	Redeemable Common Stock	Non- redeemable Common Stock	Redeemable Common Stock	Non- redeemable Common Stock	Redeemable Common Stock	Non- redeemable Common Stock
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$263,528	$210,755	$(1,553,351)	$(310,670)	$(776,705)	$(272,956)	$1,419,520	$283,904
Denominator:
Weighted Average Common Stock	5,032,874	4,025,000	20,125,000	4,025,000	11,453,281	4,025,000	20,125,000	4,025,000
Basic and diluted net income (loss) per common share	$0.05	$0.05	$(0.08)	$(0.08)	$(0.07)	$(0.07)	$0.07	$0.07

	For the Year ended December 31, 2021		For the Period from August 7, 2020 (inception) Through December 31, 2020
	Redeemable Common Stock	Nonredeemable Common Stock	Redeemable Common Stock	Nonredeemable Common Stock
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$2,074,858	$414,971	$(124,197)	$(2,114,396)
Denominator:
Weighted Average Common Stock	20,125,000	4,025,000	136,905	2,330,740
Basic and diluted net income (loss) per common share	$0.10	$0.10	$(0.91)	$(0.91)